Capital Lease (Details Narrative) - Vendor [Member] - 24 Installments [Member] - USD ($)	Jun. 17, 2020	Jun. 14, 2020	Mar. 31, 2021	Dec. 31, 2020
Payments for capital lease	$ 44,722
Monthly rent expense	1,819
Outstanding balance of capital lease			$ 34,987	$ 34,987
Impairment asset down of value liability	$ 1,455
June Fourteen Two Thousand Twenty Purchase Equipment Agreement [Member]
Payments for capital lease		$ 44,722
Monthly rent expense		1,819
Outstanding balance of capital lease			$ 31,457	$ 31,457
Impairment asset down of value liability		$ 5,991